Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Additional paid-in capital	Treasury stock	Accumulated surplus /(deficit)
Balance at Dec. 31, 2016	$ 404,269,799	$ 340,613	$ 405,279,257	$ (4,272,477)	$ 2,922,406
Balance (in shares) at Dec. 31, 2016		33,575,610
Share based compensation	457,046	$ 0	457,046	0	0
Repurchase of common stock	(11,262,750)	$ 0	(186,318)	(11,076,432)	0
Repurchase of common stock (in shares)		(1,435,654)
Loss for the period	(12,490,335)	$ 0	0	0	(12,490,335)
Balance at Dec. 31, 2017	380,973,760	$ 340,613	405,549,985	(15,348,909)	(9,567,929)
Balance (in shares) at Dec. 31, 2017		32,139,956
Share based compensation	1,301,476	$ 0	1,301,476	0	0
Net proceeds from equity offerings	7,241,383	$ 9,579	7,231,804	0	0
Net proceeds from equity offerings (in shares)		957,875
Loss for the period	(25,975,073)	$ 0	0	0	(25,975,073)
Balance at Sep. 30, 2018	$ 363,541,546	$ 350,192	$ 414,083,265	$ (15,348,909)	$ (35,543,002)
Balance (in shares) at Sep. 30, 2018		33,097,831